                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-03326

               Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

         1221 Avenue of the Americas, New York, New York    10020
             (Address of principal executive offices)    (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2004

MARKET CONDITIONS

For the entire fiscal period until June 30, 2004, The Federal Open Market Committee (FOMC) maintained its target rate for federal funds at 1.00%, a 45-year low. On June 30, 2004, it raised the target rate to 1.25%, the first increase in more than four years. By the end of the period, bond investors had priced into the market expectations for a series of rate increases over the remainder of 2004.

PERFORMANCE ANALYSIS

As of July 31, 2004, the U.S. Government Money Market Trust had net assets in excess of $1.19 billion. For the six-month period ended July 31, 2004, the Fund provided a total return of 0.20 percent. For the seven-day period ended July 31, 2004, the Fund provided an effective annualized yield and a current annualized yield of 0.55 percent, while its 30-day moving average annualized yield for July was 0.50 percent. Past performance is no guarantee of future results.

As of the end of July, the Fund's weighted average maturity was 41 days, and 90 percent of its holdings were due to mature within three months. In keeping with our long-term approach, we managed the Fund with an emphasis on maintaining stability of value and a high degree of liquidity. We continued to avoid the use of derivatives that might fluctuate excessively with changing interest rates.

   PORTFOLIO COMPOSITION
   U.S. Govt. Agency Discount Notes                    80.0%
   U.S. Govt. Agency Floating Rate Notes               11.7%
   Repurchase Agreements                                4.9%
   U.S. Govt. Agency Debenture Bonds                    3.3%
   U.S. Treasury Bill                                   0.7%

   MATURITY SCHEDULE
   1-30 Days                                           61.1%
   31-60 Days                                          17.1%
   61-90 Days                                          12.1%
   91-120 Days                                          4.8%
   121+ Days                                            4.9%

Data as of July 31, 2004. Subject to change daily. All percentages for Portfolio Composition and Maturity Schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/04 -
                                                                     02/01/04            07/31/04             07/31/04
                                                                   -------------       -------------       ---------------
Actual......................................................         $1,000.00           $1,001.96              $3.63
Hypothetical (5% return before expenses)....................         $1,000.00           $1,021.23              $3.67

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

                                                                           ANNUALIZED
PRINCIPAL                           DESCRIPTION                               YIELD
AMOUNT IN                               AND                                ON DATE OF
THOUSANDS                          MATURITY DATE                            PURCHASE           VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Government Agency - Discount Notes (80.0%)
$ 31,945    Federal Farm Credit Bank
              10/06/04 - 11/05/04.......................................  1.07 - 1.08 %   $   31,868,207
 498,783    Federal Home Loan Banks
              08/04/04 - 11/05/04.......................................  1.04 - 1.45        498,138,646
 239,205    Federal Home Loan Mortgage Corp.
              08/03/04 - 01/24/05.......................................  1.06 - 1.82        238,543,728
 189,000    Federal National Mortgage Assoc.
              08/04/04 - 10/13/04.......................................  1.05 - 1.52        188,833,602
                                                                                          --------------
            Total U.S. Government Agency - Discount Notes (Cost $957,384,183)..........      957,384,183
                                                                                          --------------
            U.S. Government Agency - Floating Rate Notes (11.7%)
  25,000    Federal Farm Credit Bank
              04/21/05..................................................     1.34 +           24,996,383
 115,000    Federal Home Loan Banks
              09/17/04 - 03/30/05.......................................  1.33 - 1.51 +      114,992,906
                                                                                          --------------
            Total U.S. Government Agency - Floating Rate Notes (Cost $139,989,289).....      139,989,289
                                                                                          --------------
            U.S. Government Agency - Debenture Bonds (3.3%)
  25,000    Federal Home Loan Banks
              08/25/04..................................................      1.29            25,000,972
  15,000    Federal National Mortgage Assoc.
              08/15/04..................................................      1.30            15,031,023
                                                                                          --------------
            Total U.S. Government Agency - Debenture Bonds (Cost $40,031,995)..........       40,031,995
                                                                                          --------------

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATE                           PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
            Repurchase Agreements (4.9%)
$ 58,000    Goldman, Sachs & Co. due 08/02/04
              (dated 07/30/04; proceeds $58,006,622) (a)................     1.37%      $   58,000,000
     734    The Bank of New York due 08/02/04
              (dated 07/30/04; proceeds $734,238) (b)...................    1.125              734,169
                                                                                        --------------
            Total Repurchase Agreements (Cost $58,734,169)...........................       58,734,169
                                                                                        --------------

            U.S. Government Obligation (0.7%)
   8,000    U.S. Treasury Bill
              11/18/04 (Cost $7,967,122)...................................    1.35          7,967,122
                                                                              -----     --------------
            Total Investments (Cost $1,204,106,758) (c)....................   100.6%     1,204,106,758

            Liabilities in Excess of Other Assets..........................    (0.6)        (7,450,615)
                                                                              -----     --------------
            Net Assets.....................................................   100.0%    $1,196,656,143
                                                                              =====     ==============

---------------------

    +    Rate shown is the rate in effect at July 31, 2004.
    (a)  Collateralized by Federal Mortgage Acceptance Corp. 5.50%
         due 07/01/24 valued at $59,160,001.
    (b)  Collateralized by Federal Home Loan Mortgage Corp. 4.01% due
         10/01/33 valued at $748,852.
    (c)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements
 6

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,204,106,758).....................................  $1,204,106,758
Cash........................................................          90,001
Interest receivable.........................................         718,162
Prepaid expenses and other assets...........................         110,043
                                                              --------------
    Total Assets............................................   1,205,024,964
                                                              --------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       7,709,895
    Investment management fee...............................         428,341
    Distribution fee........................................          98,964
Accrued expenses and other payables.........................         131,621
                                                              --------------
    Total Liabilities.......................................       8,368,821
                                                              --------------
    Net Assets..............................................  $1,196,656,143
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,196,654,425
Accumulated undistributed net investment income.............           1,718
                                                              --------------
    Net Assets..............................................  $1,196,656,143
                                                              ==============
Net Asset Value Per Share,
1,196,654,425 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $6,798,624
                                                              ----------
Expenses
Investment management fee...................................   2,666,137
Transfer agent fees and expenses............................   1,022,102
Distribution fee............................................     619,675
Shareholder reports and notices.............................      91,440
Registration fees...........................................      36,165
Professional fees...........................................      32,371
Custodian fees..............................................      30,117
Trustees' fees and expenses.................................      13,380
Other.......................................................      11,326
                                                              ----------
    Total Expenses..........................................   4,522,713
                                                              ----------
Net Investment Income.......................................  $2,275,911
                                                              ==========

                       See Notes to Financial Statements
 8

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2004    JANUARY 31, 2004
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    2,275,911    $    5,655,210

Dividends to shareholders from net investment income........      (2,319,405)       (5,677,194)

Net decrease from transactions in shares of beneficial
  interest..................................................     (72,584,506)      (70,286,719)
                                                              --------------    --------------
    Net Decrease............................................     (72,628,000)      (70,308,703)
Net Assets:
Beginning of period.........................................   1,269,284,143     1,339,592,846
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $1,718 and $110,124, respectively).......................  $1,196,656,143    $1,269,284,143
                                                              ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the six months ended July 31, 2004 and through December 31, 2004, the Investment Manager agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended July 31, 2004 aggregated $15,346,631,554 and $15,427,617,473, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Trust had transfer agent fees and expenses payable of approximately $40,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

compensation. Aggregate pension costs for the six months ended July 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,680. At July 31, 2004, the Fund had an accrued pension liability of $60,149 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2004    JANUARY 31, 2004
                                                              --------------   ----------------
                                                               (unaudited)

Shares sold.................................................   1,443,204,170     3,002,675,253
Shares issued in reinvestment of dividends..................       2,311,856         5,661,041
                                                              --------------    --------------
                                                               1,445,516,026     3,008,336,294
Shares redeemed.............................................  (1,518,100,532)   (3,078,623,013)
                                                              --------------    --------------
Net decrease................................................     (72,584,506)      (70,286,719)
                                                              ==============    ==============

6. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                 FOR THE YEAR ENDED JANUARY 31,
                                             MONTHS ENDED    ---------------------------------------------------------
                                             JULY 31, 2004     2004        2003        2002        2001        2000
                                             -------------   ---------   ---------   ---------   ---------   ---------
                                              (unaudited)
Selected Per Share Data:
Net asset value, beginning of period.......      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 ------        ------      ------      ------      ------      ------
Net investment income from investment
 operations................................       0.002         0.004       0.011       0.032       0.056       0.044
Less dividends from net investment
 income....................................      (0.002)       (0.004)     (0.011)     (0.032)     (0.056)     (0.044)
                                                 ------        ------      ------      ------      ------      ------
Net asset value, end of period.............      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 ======        ======      ======      ======      ======      ======
Total Return...............................        0.20%(1)      0.45%       1.06%       3.25%       5.80%       4.48%
Ratios to Average Net Assets:
Expenses...................................        0.73%(2)      0.71%(3)     0.74%(3)     0.74%(3)     0.78%     0.84%
Net investment income......................        0.37%(2)      0.43%(3)     1.03%(3)     3.14%(3)     5.61%     4.34%
Supplemental Data:
Net assets, end of period, in millions.....      $1,197        $1,269      $1,340      $1,257      $1,243      $1,081

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         January 31, 2004           0.71%               0.43%
         January 31, 2003           0.76%               1.01%
         January 31, 2002           0.81%               3.07%

                       See Notes to Financial Statements
 14

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
U.S. Government
Money Market Trust

Semiannual Report
July 31, 2004

[MORGAN STANLEY LOGO]

37965RPT-RA04-00539P-Y07/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                       3